Other Assets	12 Months Ended
Dec. 31, 2024
Other Assets abstract [Abstract]
Disclosure of other assets [text block]	OTHER ASSETS
14.1.Composition of other assets

	December 31,
Description	2024	2023

Insurances	97,683	82,197
Maintenance	737,297	192,214
Others	426,773	114,888
	1,261,753	389,299

Current	850,052	245,518
Non-current	411,701	143,781